Income Taxes - Reconciliation of income tax expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Reconciliation of income tax expense
Profit/(loss) before income tax for the period	$ (33,732,000)	$ (11,767,000)
Total tax expense/(benefit)	(1,469,000)
Net loss for the period	(32,263,000)	$ (11,767,000)	$ (24,968,000)
Tax effects of foreign jurisdiction (Australia):
Tax at the Australian tax rate of 30% (2022 - Cayman Island 0%)	(10,120,000)
Tax rate differential	(8,471,000)
Non-deductible expenses	180,000
Total income tax expense/(benefit)	$ (1,469,000)
Statutory rate	30.00%	0.00%
Australia
Tax effects of foreign jurisdiction (Australia):
Statutory rate	30.00%
Cayman Island
Tax effects of foreign jurisdiction (Australia):
Statutory rate		0.00%